UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	Suite 500
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	February 15, 2002


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	12

Form 13F Information Table Value Total:	$552,444



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
AOL Time Warner                COM              00184A105    58583  1825016 SH       SOLE                           1825016
American Intl Group            COM              026874107    46862   590200 SH       SOLE                            590200
Best Buy                       COM              086516101    26366   354000 SH       SOLE                            354000
Cardinal Health                COM              14149Y108    74747  1156000 SH       SOLE                           1156000
First Data                     COM              319963104    82835  1055900 SH       SOLE                           1055900
Genentech                      COM              368710406    39114   721000 SH       SOLE                            721000
Solectron Corp                 COM              834182107    29327  2599913 SH       SOLE                           2599913
Sun Microsystems               COM              866810104    42983  3494518 SH       SOLE                           3494518
Tellabs                        COM              879664100      252    16870 SH       SOLE                             16870
Texas Instruments              COM              882508104    50347  1798124 SH       SOLE                           1798124
Wal-Mart Stores                COM              931142103    64243  1116300 SH       SOLE                           1116300
Walgreen                       COM              931422109    36784  1092800 SH       SOLE                           1092800